Business Combination Under Common Control (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Business Combinations [Abstract]
Summary of Identifiable Assets Acquired and Identifiable Liabilities Assumed

ASSETS	04-01-2021 ThUS$	LIABILITIES AND EQUITY	04-01-2021 ThUS$

CURRENT ASSETS		CURRENT LIABILITIES
Cash and cash equivalents	1,022,668	Other current financial liabilities	82,246
Other current financial assets	30,763	Current lease liabilities	3,330
Other current non-financial assets	214,326	Trade and other payables, current	229,345
Trade and other receivables, current	132,704	Current accounts payable to related parties	309,110
Current accounts receivable from related parties	203,814	Other current provisions	1,160
Inventories	12,846	Current tax liabilities	13,967
Current tax assets	16,804	Other current non-financial liabilities	23,802
Total current assets other than assets or groups of assets for disposal classified as held for sale	1,697	TOTAL CURRENT LIABILITIES	662,960
TOTAL CURRENT ASSETS	1,635,622
		NON-CURRENT LIABILITIES
		Other non-current financial liabilities	843,254
NON-CURRENT ASSETS		Non-current lease liabilities	27,762
Other non-current financial assets	164,550	Trade payables, non-current	21,315
Other non-current non-financial assets	47,805	Non-current accounts payable to related parties	134,333
Trade and other non-current receivables	23,081	Other long term provisions	28,990
Intangible assets other than goodwill	333,605	Deferred tax liabilities	91,753
Goodwill	587,357	Non-current provisions for employee benefits	1,237
Property, plant and equipment	3,952,409	Other non-current non-financial liabilities	8,590
Right-of-use assets	31,039	TOTAL NON-CURRENT LIABILITIES	1,157,234
Deferred tax assets	67,780	TOTAL LIABILITIES	1,820,194
TOTAL NON-CURRENT ASSETS	5,207,626
TOTAL ASSETS	6,843,248	TOTAL NET ASSETS ACQUIRED	5,023,054